John Hancock Investment Trust

John Hancock ESG All Cap Core Fund

John Hancock ESG Large Cap Core Fund (collectively, the funds)

Supplement dated June 25, 2020 to the current prospectus, as may be supplemented (the Prospectus)

On June 25, 2020, the Board approved a new subadvisory agreement between John Hancock Investment Management LLC and Trillium Asset Management, LLC (Trillium) (the Agreement) with respect to each of John Hancock ESG All Cap Core Fund and John Hancock ESG Large Cap Core Fund. The Agreement was approved in connection with the acquisition (the Acquisition) by Perpetual Limited of Trillium, the current subadvisor to the funds. The Agreement will be effective on the effective date of the Acquisition, which is expected to be on or about June 30, 2020. Following the Acquisition, no changes are anticipated in the personnel managing the funds or in the level of services provided to the funds.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock ESG All Cap Core Fund

John Hancock ESG Large Cap Core Fund (collectively, the funds)

Supplement dated June 25, 2020 to the current statement of additional information, as may be supplemented (the SAI)

On June 25, 2020, the Board approved a new subadvisory agreement between John Hancock Investment Management LLC and Trillium Asset Management, LLC (Trillium) (the Agreement) with respect to each of John Hancock ESG All Cap Core Fund and John Hancock ESG Large Cap Core Fund. The Agreement was approved in connection with the acquisition (the Acquisition) by Perpetual Limited of Trillium, the current subadvisor to the funds. The Agreement will be effective on the effective date of the Acquisition, which is expected to be on or about June 30, 2020. Following the Acquisition, no changes are anticipated in the personnel managing the funds or in the level of services provided to the funds.

You should read this supplement in conjunction with the SAI and retain it for future reference.